July 26, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard World Fund (the "Trust")
File No. 2-17620

Commissioners:

Enclosed is the Post-Effective Amendment No. 145 to the Trust's Registration Statement on Form N-1A ("Amendment"), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to offer two new series of the Trust, Vanguard Global Wellington Fund and Vanguard Global Wellesley Income Fund.

Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective on October 9, 2017. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-0211.

Sincerely,

/s/ Paul W. Scott

Paul W. Scott
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin
U.S. Securities and Exchange Commission